UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-09177

                            THE CATHOLIC FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                      THEODORE F. ZIMMER, ESQ., PRESIDENT
                            THE CATHOLIC FUNDS, INC.
                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                            FREDRICK G. LAUTZ, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 278-6500

                  DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2005

                   DATE OF REPORTING PERIOD:  MARCH 31, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

                           (THE CATHOLIC FUNDS LOGO)
                        GIVING VOICE TO CATHOLIC VALUES

                            THE CATHOLIC EQUITY FUND

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2005

                    The Catholic Funds
                                   1-877-222-2402

                      THANK YOU FOR CALLING THE CATHOLIC FUNDS.
                   PLEASE SELECT FROM THE FOLLOWING SEVEN CHOICES:

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       AND WATCHLIST INFORMATION ----------------------------------   PRESS 4

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       WOULD LIKE TO SPEAK TO A CUSTOMER
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      2     Letter to Shareholders

      3     The Catholic Equity Fund

      6     Allocation of Portfolio Assets

      7     Schedule of Investments

      16    Schedule of Futures Contracts

      17    Statement of Assets & Liabilities

      18    Statement of Operations

      19    Statements of Changes in Net Assets

      20    Financial Highlights

      23    Notes to Financial Statements

      29    Board Approval of Investment Advisory and Subadvisory Agreements

Letter to Shareholders

Dear Shareholder:

In developing the advocacy program of the Catholic Funds, we were inspired by John Paul II's message that Catholic social teaching is a call to action. He stressed that the "social message of the Gospel must not be considered a theory, but above all else a basis and a motivation for action." Noting that "even the decision to invest in one place rather than another . . . is always a moral and cultural choice," he stressed that the "Church offers her social teaching as an indispensable and ideal orientation" when confronting such concrete decisions. (Encyclical Centesimus Annus (1991), sections 57, 36, 43)

While the Catholic Equity Fund is not sponsored or endorsed by the Catholic Church, it takes this legacy to heart. The Fund exists to give individuals and institutions the opportunity to put Catholic values into action in their investments. The Fund does this by

     o Filing shareholder resolutions that urge corporate boards and management to behave more consistently with Catholic values;

     o Voting the shares that the Fund owns on the basis of Catholic values;

     o Not investing in stock of companies that directly participate in abortion.

Naturally, investors must evaluate the Catholic Equity Fund not only on the basis of putting Catholic values into action but also by its performance as an investment. This semi-annual report, which covers the 6-month period that ended March 31, 2005, provides essential information for doing that.

Thank you for your continued trust and investment.

/s/Daniel J. Steininger                         /s/Theodore F. Zimmer

Daniel J. Steininger                            Theodore F. Zimmer
Chairman, The Catholic Funds                    President, The Catholic Funds

An investment in The Catholic Equity Fund involves risk, the principal value and investment returns will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance data, and to obtain a prospectus for The Catholic Equity Fund, which includes fees, expenses, potential risks, and other information, call toll-free
(877) 222-2402 or visit our website at www.CatholicFunds.com. You should read the prospectus carefully and consider the Fund's investment objectives, risks, and charges and expenses carefully before you invest or send money.

The Catholic Equity Fund is distributed through Catholic Financial Services Corporation, 1100 W. Wells St., Milwaukee, WI 53233, (414) 278-6550, of which Daniel Steininger and Theodore Zimmer are registered representatives. Member NASD and SIPC.

The Catholic Equity Fund

MANAGEMENT:

Mellon Equity Associates is an independently run, wholly owned subsidiary of Mellon Financial Corporation located in Pittsburgh, Pennsylvania. It advises passive and active accounts for institutional and individual clients since 1983. Today, we manage over $19 billion in assets for 86 clients.

The portfolio manger, Thomas Durante joined Mellon Equity Associates in January 2000. In addition to the Catholic Equity Fund, Tom manages several index accounts at Mellon Equity. Tom is a Chartered Financial Analyst and has earned a BS in accounting from Fairfield University in 1982.

MARKET COMMENTARY

For the six months ended March 31, 2005, the Catholic Equity Fund ("Fund") produced a total return of 6.88% (Class A without sales load), which equaled the return of the S&P 500 Composite Stock Price Index ("Index") for that period. Fund expenses, which adversely affect the Fund's performance relative to the Index, were offset completely by the positive effects relative to the Index of the Fund's sampling strategy used to compensate for the securities excluded due to the sanctity of life screen.

The strongest returns for the Fund occurred during the last quarter of 2004, as terrorism worries subsided and oil prices retreated. Since the beginning of the current year the Fund has pulled back because of the resumption in the rise of oil prices and investor uncertainty over the effect of the "measured" rate increases by the Federal Reserve Bank. On a positive note, interest rates remain low, employment is increasing albeit at a slow pace and earnings continue to grow at a healthy rate.

The industries that provided the greatest contribution to return were energy reserves, electric utilities and drug companies. Energy companies and utilities benefited from the rising price of crude oil or an expanding global economy. Generally, companies that were in favor with investors had growing cash flows and high dividends. Industries that detracted from the Fund's performance were motor vehicle, internet and electric equipment companies. The motor vehicle companies had a difficult period as vehicle sales slowed and costs remained high relative to foreign competitors. Electric equipment companies also faced increased competition as earnings forecasts were reduced due to increased costs for research. Internet companies had excellent sales but the stock prices retreated as many investors perceived that the companies were growing at an unsustainable pace.

During the six months ended March 31, 2005, the Catholic Equity Fund posted healthy returns. The economy does appear to be moderating, partially due to rising energy prices which may lead to a rise in inflation. Large capitalization stocks typically perform relatively well in a higher inflation environment.

The S&P 500 is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in an index.

Performance data represents past performance and is not a guarantee of future results. An investment in The Catholic Equity Fund involves risk, the principal value and investment returns will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost. Without the waiver of certain fees by the Advisor, the average annual return would have been lower. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance data visit our website at www.CatholicFunds.com.

                       THE CATHOLIC EQUITY FUND - CLASS A
                         GROWTH OF A $10,000 INVESTMENT

                  THE CATHOLIC EQUITY       THE CATHOLIC EQUITY       S&P 500
     DATE           FUND - CLASS A         FUND - CLASS A W/LOAD       INDEX
     ----         -------------------      ---------------------      -------
     5/3/99             $10,000                    $9,597             $10,000
    6/30/99             $10,290                    $9,875             $10,158
    9/30/99              $9,690                    $9,299              $9,523
   12/31/99             $10,855                   $10,417             $10,940
  3/31/2000             $11,155                   $10,705             $11,191
  6/30/2000             $10,945                   $10,504             $10,894
  9/30/2000             $10,965                   $10,523             $10,789
 12/31/2000             $10,302                    $9,886              $9,944
  3/31/2001              $9,338                    $8,961              $8,765
  6/30/2001             $10,000                    $9,597              $9,278
  9/30/2001              $8,464                    $8,123              $7,917
 12/31/2001              $9,385                    $9,007              $8,762
  3/31/2002              $9,334                    $8,958              $8,787
  6/30/2002              $8,044                    $7,720              $7,609
  9/30/2002              $6,632                    $6,365              $6,295
 12/31/2002              $7,208                    $6,918              $6,826
  3/31/2003              $6,962                    $6,681              $6,611
  6/30/2003              $8,019                    $7,696              $7,629
  9/30/2003              $8,204                    $7,874              $7,830
 12/31/2003              $9,163                    $8,794              $8,784
  3/31/2004              $9,298                    $8,923              $8,933
  6/30/2004              $9,453                    $9,072              $9,086
  9/30/2004              $9,246                    $8,873              $8,917
 12/31/2004             $10,112                    $9,704              $9,740
  3/31/2005              $9,882                    $9,484              $9,531

                             AVERAGE ANNUAL RETURNS
                           March 31, 2005 (Unaudited)

                                                            Since     Inception
                                  1 Year       5 Year     Inception      Date
                                  ------       ------     ---------   ---------
Class A (without sales load)       6.29%       -2.39%      -0.20%       5/3/99
Class A (with sales load)          1.98%       -3.18%      -0.89%       5/3/99

S&P 500 Index                      6.69%       -3.16%      -0.81%       5/3/99

Class C (without sales load)       6.09%        n/a         2.52%       4/9/02
Class C (with sales load)          5.09%        n/a         2.52%       4/9/02

S&P 500 Index                      6.69%       -3.16%       3.66%       4/9/02

Class I                            6.51%        n/a         2.58%       4/3/02

S&P 500 Index                      6.69%       -3.16%       3.41%       4/3/02

Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fees and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total return would have been lower.

Class A share performance categories shown for periods prior to 4/3/02 are for the Catholic Equity Fund's predecessor fund, The Catholic Disciplined Capital Appreciation Fund. Class C and I shares were first available on 4/2/02.

Class A performance has been restated to reflect the maximum sales charge of 4%. Class C performance would reflect the maximum contingent sales charge
(CDSC) of 1% terminating one year after the purchase of shares. Class I shares have no sales load and are for institutional shareholders only.

The S&P 500 is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in an index.

Current performance maybe lower or higher than the performance data quoted.

Performance data current to the most recent month-end can be found at our website, www.CatholicFunds.com.

                                                       March 31, 2005
                                                         (Unaudited)
                                 Ticker Symbols       Net Asset Values
                                 --------------       ----------------
          Equity A                   CTHQX                  $9.47
          Equity C                   CTHSX                  $9.46
          Equity I                   CTHRX                  $9.47

                                TOP 10 HOLDINGS
                           March 31, 2005 (Unaudited)

                                                                   Percentage
                                                                       of
 Rank     Ticker     Security Name                                 Net Assets
 ----     ------     -------------                                 ----------
   1      GE         General Electric Company                         3.44%
   2      XOM        Exxon Mobil Corporation                          3.43%
   3      MSFT       Microsoft Corporation                            2.23%
   4      JNJ        Johnson & Johnson                                2.20%
   5      C          Citigroup Inc.                                   2.10%
   6      BAC        Bank of America Corporation                      1.60%
   7      ESM5       S&P 500 Index E-mini Futures
                     Contracts Expiring June 2005                     1.59%
   8      WMT        Wal-Mart Stores, Inc.                            1.58%
   9      IBM        International Business Machines
                       Corporation (IBM)                              1.38%
  10      INTC       Intel Corporation                                1.31%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemptions fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLES

                                                                                   Expenses Paid
                                  Beginning Account       Ending Account         During Period1<F1>           Annualized
                                  Value (10/1/2004)     Value (3/31/2005)     (10/1/2004 to 3/31/2005)    Expense Ratio2<F2>
                                  -----------------     -----------------     ------------------------    ------------------
Class A Actual                        $1,000.00             $1,068.80                  $3.51                    0.68%
Class A Hypothetical
  (5% return before expenses)         $1,000.00             $1,021.54                  $3.43                    0.68%
Class C Actual                        $1,000.00             $1,066.90                  $4.79                    0.93%
Class C Hypothetical
  (5% return before expenses)         $1,000.00             $1,020.29                  $4.68                    0.93%
Class I Actual                        $1,000.00             $1,069.90                  $2.22                    0.43%
Class I Hypothetical
  (5% return before expenses)         $1,000.00             $1,022.79                  $2.17                    0.43%

1<F1> Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).
2<F2> On November 15, 2004, the adviser voluntarily increased its expense reimbursements and fee waivers for each class of Fund shares, thereby decreasing the expense ratios for Class A from 0.95% to 0.60%, Class C from 1.20% to 0.85%, and Class I from 0.70% to 0.35%.

                         ALLOCATION OF PORTFOLIO ASSETS
                (Calculated as a Percentage of Net Assets1<F3>)

               Financials2<F4>                             19.28%
               Information Technology2<F4>                 14.73%
               Health Care2<F4>                            12.80%
               Industrials2<F4>                            11.57%
               Consumer Discretionary2<F4>                 11.28%
               Consumer Staples2<F4>                       10.21%
               Energy2<F4>                                  8.50%
               Materials2<F4>                               3.13%
               Utilities2<F4>                               3.00%
               Telecommunications Services2<F4>             2.97%
               Futures Contracts                            2.39%
               FHLB Discount Note                           1.99%
               U.S. Treasury Bill                           0.16%

1<F3>   Total Net Assets on March 31, 2005 were $37,163,266
2<F4>   Sectors based on Global Industry Classification Standard (GICS(R))

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                        THE CATHOLIC EQUITY FUND

Common Stocks (97.5%)                                 Shares             Value
---------------------                                 ------             -----
3M Co.                                                 2,580          $221,080
Abbott Laboratories                                    6,550           305,361
ACE Limited                                              950            39,207
ADC Telecommunications,
  Inc.*<F5>                                            2,200             4,378
Adobe Systems
  Incorporated                                           800            53,736
Advanced Micro
  Devices, Inc.*<F5>                                   1,200            19,344
The AES Corporation*<F5>                               2,000            32,760
Aetna Inc.                                             1,000            74,950
Affiliated Computer
  Services, Inc. - Class A*<F5>                          400            21,296
AFLAC INCORPORATED                                     1,690            62,969
Agilent
  Technologies, Inc.*<F5>                              1,550            34,410
Air Products and
  Chemicals, Inc.                                        750            47,467
Alberto-Culver Company                                   300            14,358
Albertson's, Inc.                                      1,150            23,748
Alcoa Inc.                                             2,800            85,092
Allegheny Energy, Inc.*<F5>                              400             8,264
Allegheny
  Technologies, Inc.                                     300             7,233
Allergan, Inc.                                           765            53,145
Allied Waste
  Industries, Inc.*<F5>                                  900             6,579
The Allstate Corporation                               2,240           121,094
ALLTEL Corporation                                       990            54,301
Altera Corporation*<F5>                                1,250            24,725
Altria Group, Inc.                                     6,950           454,460
Ambac Financial
  Group, Inc.                                            350            26,163
Amerada Hess
  Corporation                                            350            33,674
Ameren Corporation                                       700            34,307
American Electric
  Power Company, Inc.                                  1,250            42,575
American Express
  Company                                              4,150           213,185
American International
  Group, Inc.                                          8,702           482,178
American Power
  Conversion Corporation                                 650            16,972
American Standard
  Companies Inc.                                         700            32,536
AmerisourceBergen
  Corporation                                            657            37,640
Amgen Inc.*<F5>                                        4,140           240,989
AmSouth Bancorporation                                 1,150            29,843
Anadarko Petroleum
  Corporation                                            850            64,685
Analog Devices, Inc.                                   1,250            45,175
Andrew Corporation*<F5>                                  400             4,684
Anheuser-Busch
  Companies, Inc.                                      2,600           123,214
Aon Corporation                                        1,050            23,982
Apache Corporation                                     1,032            63,189
Apartment Investment &
  Management Company                                     300            11,160
Apollo Group, Inc. -
  Class A*<F5>                                           600            44,436
Apple Computer, Inc.*<F5>                              2,700           112,509
Applera Corporation -
  Applied Biosystems
  Group                                                  650            12,831
Applied Materials, Inc.                                5,600            91,000
Applied Micro Circuits
  Corporation*<F5>                                       900             2,961
Archer-Daniels-
  Midland Company                                      2,150            52,847
Archstone-Smith Trust                                    600            20,466
Ashland Inc.                                             200            13,494
AT&T Corp.                                             2,600            48,750
Autodesk, Inc.                                           800            23,808
Automatic Data
  Processing, Inc.                                     1,900            85,405
AutoNation, Inc.*<F5>                                    850            16,099
AutoZone, Inc.*<F5>                                      275            23,568
Avaya Inc.*<F5>                                        1,500            17,520
Avery Dennison
  Corporation                                            350            21,676
Avon Products, Inc.                                    1,500            64,410
Baker Hughes
  Incorporated                                         1,050            46,714
Ball Corporation                                         400            16,592
Bank of America
  Corporation                                         13,502           595,438
The Bank of New York
  Company, Inc.                                        2,500            72,625
C.R. Bard, Inc.                                          300            20,424
Bausch & Lomb
  Incorporated                                           200            14,660
Baxter International Inc.                              1,950            66,261
BB&T Corporation                                       1,750            68,390
The Bear Stearns
  Companies Inc.                                         390            38,961
Becton, Dickinson
  and Company                                            850            49,657
Bed Bath & Beyond Inc.*<F5>                            1,015            37,088
BellSouth Corporation                                  6,000           157,740
Bemis Company, Inc.                                      300             9,336
Best Buy Co., Inc.                                     1,100            59,411
Big Lots, Inc.*<F5>                                      300             3,606
Biogen Idec Inc.*<F5>                                  1,060            36,581
Biomet, Inc.                                             850            30,855
BJ Services Company                                      540            28,015
The Black & Decker
  Corporation                                            300            23,697
BMC Software, Inc.*<F5>                                  750            11,250
The Boeing Company                                     2,800           163,688
Boston Scientific
  Corporation*<F5>                                     2,780            81,426
Bristol-Myers Squibb
  Company                                              9,450           240,597
Broadcom Corporation -
  Class A*<F5>                                         1,050            31,416
Brown-Forman
  Corporation - Class B                                  400            21,900
Brunswick Corporation                                    300            14,055
Burlington Northern
  Santa Fe Corporation                                 1,250            67,412
Burlington Resources Inc.                              1,300            65,091
Calpine Corporation*<F5>                               1,700             4,760
Campbell Soup Company                                  1,350            39,177
Capital One Financial
  Corporation                                            850            63,554
Cardinal Health, Inc.                                  2,200           122,760
Caremark Rx, Inc.*<F5>                                 1,500            59,670
Carnival Corporation                                   1,950           101,029
Caterpillar Inc.                                       1,150           105,156
Cendant Corporation                                    3,400            69,836
CenterPoint Energy, Inc.                                 900            10,827
Centex Corporation                                       400            22,908
CenturyTel, Inc.                                         400            13,136
ChevronTexaco
  Corporation                                          6,972           406,537
Chiron Corporation*<F5>                                  650            22,789
The Chubb Corporation                                    600            47,562
CIENA Corporation*<F5>                                 1,400             2,408
CIGNA Corporation                                        400            35,720
Cincinnati Financial
  Corporation                                            525            22,895
Cinergy Corp.                                            600            24,312
Cintas Corporation                                       600            24,786
Circuit City Stores, Inc.                                600             9,630
Cisco Systems, Inc.*<F5>                              21,785           389,734
CIT Group Inc.                                           700            26,600
Citigroup Inc.                                        17,405           782,181
Citizens Communications
  Company                                                950            12,293
Citrix Systems, Inc.*<F5>                                500            11,910
Clear Channel
  Communications, Inc.                                 1,875            64,631
The Clorox Company                                       475            29,920
CMS Energy Corporation*<F5>                              600             7,824
Coach, Inc.*<F5>                                         600            33,978
The Coca-Cola Company                                  8,005           333,568
Coca-Cola
  Enterprises Inc.                                     1,550            31,806
Colgate-Palmolive
  Company                                              1,750            91,297
Comcast Corporation -
  Class A*<F5>                                         7,252           244,973
Comerica Incorporated                                    600            33,048
Compass Bancshares, Inc.                                 400            18,160
Computer Associates
  International, Inc.                                  1,855            50,270
Computer Sciences
  Corporation*<F5>                                       600            27,510
Compuware Corporation*<F5>                             1,200             8,640
Comverse
  Technology, Inc.*<F5>                                  650            16,393
ConAgra Foods, Inc.                                    1,640            44,313
ConocoPhillips                                         2,314           249,542
Consolidated Edison, Inc.                                765            32,268
Constellation
  Energy Group                                           600            31,020
Convergys Corporation*<F5>                               400             5,972
Cooper Industries, Ltd. -
  Class A                                                300            21,456
Cooper Tire & Rubber
  Company                                                200             3,672
Corning Incorporated*<F5>                              4,650            51,754
Costco Wholesale
  Corporation                                          1,550            68,479
Countrywide Financial
  Corporation                                          1,898            61,609
CSX Corporation                                          650            27,073
Cummins Inc.                                             100             7,035
CVS Corporation                                        1,350            71,037
Dana Corporation                                         500             6,395
Danaher Corporation                                    1,000            53,410
Darden Restaurants, Inc.                                 500            15,340
Deere & Company                                          850            57,060
Dell Inc.*<F5>                                         8,170           313,891
Delphi Corporation                                     1,800             8,064
Delta Air Lines, Inc.*<F5>                               300             1,215
Devon Energy
  Corporation                                          1,600            76,400
Dillard's, Inc. - Class A                                300             8,070
Dollar General
  Corporation                                          1,150            25,197
Dominion Resources, Inc.                               1,050            78,151
R. R. Donnelley &
  Sons Company                                           700            22,134
Dover Corporation                                        650            24,564
The Dow Chemical
  Company                                              3,100           154,535
Dow Jones &
  Company, Inc.                                          300            11,211
DTE Energy Company                                       590            26,833
E. I. du Pont de Nemours
  and Company                                          3,300           169,092
Duke Energy Corporation                                3,100            86,831
Dynegy Inc. - Class A*<F5>                             1,200             4,692
Eastman Chemical
  Company                                                300            17,700
Eastman Kodak Company                                    950            30,923
Eaton Corporation                                        500            32,700
eBay Inc.*<F5>                                         4,300           160,218
Ecolab Inc.                                              800            26,440
Edison International                                   1,050            36,456
El Paso Corporation                                    2,045            21,636
Electronic Arts Inc. (EA)*<F5>                         1,000            51,780
Electronic Data Systems
  Corporation                                          1,650            34,106
EMC Corporation*<F5>                                   7,950            97,944
Emerson Electric Co.                                   1,350            87,655
Engelhard Corporation                                    400            12,012
Entergy Corporation                                      750            52,995
EOG Resources, Inc.                                      800            38,992
Equifax Inc.                                             400            12,276
Equity Office
  Properties Trust                                     1,271            38,295
Equity Residential                                       950            30,600
E*TRADE Financial
  Corporation*<F5>                                     1,200            14,400
Exelon Corporation                                     2,200           100,958
Express Scripts, Inc.*<F5>                               200            17,438
Exxon Mobil Corporation                               21,398         1,275,321
Family Dollar Stores, Inc.                               500            15,180
Fannie Mae                                             3,200           174,240
Federated Department
  Stores, Inc.                                           550            35,002
Federated Investors,
  Inc. - Class B                                         300             8,493
FedEx Corp.                                              950            89,252
Fifth Third Bancorp                                    1,850            79,513
First Data Corporation                                 2,729           107,277
FirstEnergy Corp.                                      1,050            44,047
First Horizon National
  Corporation                                            400            16,316
Fiserv, Inc.*<F5>                                        650            25,870
Fisher Scientific
  International Inc.*<F5>                                400            22,768
Fluor Corporation                                        300            16,629
Ford Motor Company                                     6,000            67,980
Forest Laboratories, Inc.*<F5>                         2,450            90,527
Fortune Brands, Inc.                                     450            36,284
FPL Group, Inc.                                        1,300            52,195
Franklin Resources, Inc.                                 850            58,352
Freddie Mac                                            2,250           142,200
Freeport-McMoRan Copper
  & Gold, Inc. - Class B                                 600            23,766
Freescale Semiconductor
  Inc. - Class B*<F5>                                  1,342            23,150
Gannett Co.,Inc.                                         850            67,218
The Gap, Inc.                                          2,800            61,152
Gateway, Inc.*<F5>                                     1,200             4,836
General Dynamics
  Corporation                                            650            69,582
General Electric
  Company                                             35,435         1,277,786
General Mills, Inc.                                    1,150            56,522
General Motors
  Corporation                                          1,815            53,343
Genuine Parts Company                                    600            26,094
Genzyme Corporation*<F5>                                 850            48,654
Georgia-Pacific Corp                                     850            30,167
Gilead Sciences, Inc.*<F5>                             1,400            50,120
The Gillette Company                                   3,265           164,817
Golden West Financial
  Corporation                                          1,000            60,500
The Goldman Sachs
  Group, Inc.                                          1,550           170,484
Goodrich Corporation                                     400            15,316
The Goodyear Tire &
  Rubber Company*<F5>                                    700             9,345
W.W. Grainger, Inc.                                      300            18,681
Great Lakes Chemical
  Corporation                                            200             6,424
Guidant Corporation                                    1,050            77,595
Halliburton Company                                    1,650            71,362
Harley-Davidson, Inc.                                    950            54,872
Harrah's Entertainment,
  Inc.                                                   400            25,832
The Hartford Financial
  Services Group, Inc.                                   950            65,132
Hasbro, Inc.                                             600            12,270
Hercules Incorporated*<F5>                               400             5,796
Hershey Foods
  Corporation                                            800            48,368
Hewlett-Packard
  Company                                              9,857           216,263
Hilton Hotels Corporation                              1,250            27,938
H.J. Heinz Company                                     1,150            42,366
The Home Depot, Inc.                                   7,250           277,240
Honeywell
  International Inc.                                   2,800           104,188
Hospira, Inc.*<F5>                                       525            16,942
H&R Block, Inc.                                          490            24,784
Humana Inc.*<F5>                                         500            15,970
Huntington Bancshares
  Incorporated                                           750            17,925
Illinois Tool Works Inc.                               1,000            89,530
IMS Health Incorporated                                  750            18,293
Ingersoll-Rand Company                                   600            47,790
Intel Corporation                                     20,935           486,320
International Business
  Machines Corporation
  (IBM)                                                5,615           513,099
International Flavors &
  Fragrances Inc.                                        275            10,863
International Game
  Technology                                           1,100            29,326
International Paper
  Company                                              1,590            58,496
The Interpublic Group
  of Companies, Inc.*<F5>                              1,250            15,350
Intuit Inc.*<F5>                                         565            24,730
ITT Industries, Inc.                                     325            29,328
Jabil Circuit, Inc.*<F5>                                 665            18,966
Janus Capital Group Inc.                                 750            10,463
J. C. Penney Company,
  Inc. - Holding Company                                 950            49,324
JDS Uniphase
  Corporation *<F5>                                    4,750             7,933
Jefferson-Pilot
  Corporation                                            400            19,620
Johnson & Johnson                                     12,200           819,352
Johnson Controls, Inc.                                   630            35,129
Jones Apparel Group, Inc.                                400            13,396
JPMorgan Chase & Co.                                  11,695           404,647
KB HOME                                                  200            23,492
Kellogg Company                                        1,350            58,414
Kerr-McGee Corporation                                   550            43,081
KeyCorp                                                1,350            43,807
KeySpan Corporation                                      500            19,485
Kimberly-Clark
  Corporation                                          1,600           105,168
Kinder Morgan, Inc.                                      400            30,280
King Pharmaceuticals,
  Inc.*<F5>                                              650             5,402
KLA-Tencor Corporation                                   650            29,907
Knight-Ridder, Inc.                                      300            20,175
Kohl's Corporation*<F5>                                1,115            57,567
The Kroger Co.*<F5>                                    2,500            40,075
L-3 Communications
  Holdings, Inc.                                         400            28,408
Laboratory Corporation
  of America Holdings*<F5>                               400            19,280
Leggett & Platt,
  Incorporated                                           650            18,772
Lehman Brothers
  Holdings Inc.                                          850            80,036
Lexmark International,
  Inc.*<F5>                                              450            35,987
Eli Lilly and Company                                  5,900           307,390
Limited Brands                                         1,350            32,805
Lincoln National
  Corporation                                            600            27,084
Linear Technology
  Corporation                                          1,050            40,226
Liz Claiborne, Inc.                                      400            16,052
Lockheed Martin
  Corporation                                          1,450            88,537
Loews Corporation                                        650            47,801
Louisiana-Pacific
  Corporation                                            400            10,056
Lowe's Companies, Inc.                                 2,540           145,009
LSI Logic Corporation*<F5>                             1,200             6,708
Lucent Technologies Inc.*<F5>                         14,550            40,013
M&T Bank Corporation                                     400            40,824
Manor Care, Inc.                                         300            10,908
Marathon Oil Corporation                               1,150            53,958
Marriott International,
  Inc. - Class A                                         750            50,145
Marsh & McLennan
  Companies, Inc.                                      1,740            52,931
Marshall & Ilsley
  Corporation                                            750            31,313
Masco Corporation                                      1,450            50,271
Mattel, Inc.                                           1,350            28,823
Maxim Integrated
  Products, Inc.                                       1,050            42,914
The May Department
  Stores Company                                         950            35,169
Maytag Corporation                                       300             4,191
MBIA Inc.                                                500            26,140
MBNA Corporation                                       4,200           103,110
McCormick & Company,
  Incorporated                                           400            13,772
McDonald's Corporation                                 4,150           129,231
The McGraw-Hill
  Companies, Inc.                                        650            56,712
McKesson Corporation                                   2,150            81,162
MeadWestvaco
  Corporation                                            650            20,683
Medco Health
  Solutions, Inc.*<F5>                                   875            43,374
MedImmune, Inc.*<F5>                                     850            20,239
Medtronic, Inc.                                        3,930           200,233
Mellon Financial
  Corporation                                          1,350            38,529
Merck & Co. Inc.                                      11,950           386,821
Mercury Interactive
  Corporation*<F5>                                       300            14,214
Meredith Corporation                                     200             9,350
Merrill Lynch & Co., Inc.                              3,100           175,460
MetLife, Inc.                                          2,400            93,840
MGIC Investment
  Corporation                                            300            18,501
Micron Technology, Inc.*<F5>                           1,950            20,163
Microsoft Corporation                                 34,340           829,998
Millipore Corporation*<F5>                               200             8,680
Molex Incorporated                                       650            17,134
Molson Coors Brewing
  Company                                                200            15,434
Monsanto Company                                         850            54,825
Monster Worldwide Inc.*<F5>                              400            11,220
Moody's Corporation                                      490            39,621
Morgan Stanley                                         3,600           206,100
Motorola, Inc.                                         8,030           120,209
Mylan Laboratories Inc.                                  900            15,948
Nabors Industries, Ltd*<F5>                              500            29,570
National City Corporation                              2,250            75,375
National-Oilwell
  Varco Inc.*<F5>                                        500            23,350
National Semiconductor
  Corporation                                          1,200            24,732
Navistar International
  Corporation*<F5>                                       200             7,280
NCR Corporation*<F5>                                     600            20,244
Network Appliance, Inc.*<F5>                           1,150            31,809
The New York Times
  Company - Class A                                      500            18,290
Newell Rubbermaid Inc.                                   840            18,430
Newmont Mining
  Corporation                                          1,450            61,262
News Corporation  -
  Class A                                              9,500           160,740
Nextel Communications,
  Inc. - Class A*<F5>                                  3,580           101,744
Nicor Inc.                                               100             3,709
NIKE, Inc. - Class B                                     850            70,813
NiSource Inc.                                            850            19,372
Noble Corporation*<F5>                                   450            25,295
Nordstrom, Inc.                                          500            27,690
Norfolk Southern
  Corporation                                          1,250            46,312
North Fork
  Bancorporation, Inc.                                 1,500            41,610
Northern Trust
  Corporation                                            750            32,580
Northrop Grumman
  Corporation                                          1,214            65,532
Novell, Inc.*<F5>                                      1,000             5,960
Novellus Systems, Inc.*<F5>                              500            13,365
Nucor Corporation                                        500            28,780
NVIDIA Corporation*<F5>                                  500            11,880
Occidental Petroleum
  Corporation                                          1,340            95,368
Office Depot, Inc.*<F5>                                1,050            23,289
OfficeMax Inc                                            300            10,050
Omnicom Group Inc.                                       650            57,538
Oracle Corporation*<F5>                               15,380           191,942
PACCAR Inc                                               625            45,244
Pactiv Corporation*<F5>                                  500            11,675
Pall Corporation                                         400            10,848
Parametric Technology
  Corporation*<F5>                                       900             5,031
Parker Hannifin
  Corporation                                            400            24,368
Paychex, Inc.                                          1,175            38,564
Peoples Energy
  Corporation                                            100             4,192
The Pepsi Bottling
  Group, Inc.                                            800            22,280
PepsiCo, Inc.                                          5,550           294,316
PerkinElmer, Inc.                                        400             8,252
PG&E Corporation                                       1,250            42,625
Phelps Dodge Corporation                                 300            30,519
Pinnacle West Capital
  Corporation                                            300            12,753
Pitney Bowes Inc.                                        750            33,840
Plum Creek Timber
  Company, Inc.                                          650            23,205
PMC-Sierra, Inc.*<F5>                                    500             4,400
PNC Financial
  Services Group                                         950            48,906
PPG Industries, Inc.                                     600            42,912
PPL Corporation                                          600            32,394
Praxair, Inc.                                          1,100            52,646
Principal Financial
  Group, Inc.                                          1,050            40,415
The Procter & Gamble
  Company                                              8,380           444,140
Progress Energy, Inc.                                    750            31,463
The Progressive
  Corporation                                            650            59,644
ProLogis                                                 600            22,260
Providian Financial
  Corporation*<F5>                                       900            15,444
Prudential Financial, Inc.                             1,650            94,710
Public Service Enterprise
  Group Incorporated                                     750            40,793
Pulte Homes, Inc.                                        400            29,452
QLogic Corporation*<F5>                                  300            12,150
QUALCOMM Inc                                           5,500           201,575
Quest Diagnostics
  Incorporated                                           300            31,539
Qwest Communications
  International Inc.*<F5>                              6,000            22,200
RadioShack Corporation                                   500            12,250
Raytheon Company                                       1,450            56,115
Reebok International Ltd.                                200             8,860
Regions Financial
  Corporation                                          1,552            50,285
Reynolds American Inc.                                   500            40,295
Robert Half
  International Inc.                                     600            16,176
Rockwell Automation, Inc.                                650            36,816
Rockwell Collins, Inc.                                   550            26,175
Rohm and Haas Company                                    750            36,000
Rowan Companies, Inc.*<F5>                               300             8,979
T. Rowe Price Group Inc.                                 400            23,752
Ryder System, Inc.                                       200             8,340
Sabre Holdings
  Corporation                                            400             8,752
SAFECO Corporation                                       400            19,484
Safeway Inc.*<F5>                                      1,450            26,869
Sanmina-SCI
  Corporation*<F5>                                     1,700             8,874
Sara Lee Corporation                                   2,500            55,400
SBC Communications
  Inc.                                                10,850           257,036
Schering-Plough
  Corporation                                          7,550           137,032
Schlumberger Limited                                   1,900           133,912
The Charles Schwab
  Corporation                                          4,500            47,295
Scientific-Atlanta, Inc.                                 500            14,110
Sealed Air Corporation*<F5>                              300            15,582
Sears Holdings
  Corporation*<F5>                                       305            40,562
Sempra Energy                                            750            29,880
The Sherwin-Williams
  Company                                                500            21,995
Siebel Systems, Inc.*<F5>                              1,600            14,608
Sigma-Aldrich
  Corporation                                            200            12,250
Simon Property
  Group, Inc.                                            690            41,800
SLM Corporation                                        1,375            68,530
Snap-on Incorporated                                     200             6,358
Solectron Corporation*<F5>                             2,900            10,063
The Southern Company                                   2,405            76,551
Southwest Airlines Co.                                 2,500            35,600
Sovereign Bancorp, Inc.                                1,200            26,592
Sprint Corporation                                     4,900           111,475
St. Jude Medical, Inc.*<F5>                            1,180            42,480
The St. Paul Travelers
  Companies, Inc.                                      2,141            78,639
The Stanley Works                                        300            13,581
Staples, Inc.                                          1,650            51,859
Starbucks Corporation*<F5>                             1,350            69,741
Starwood Hotels &
  Resorts Worldwide, Inc.                                650            39,020
State Street Corporation                               1,050            45,906
Stryker Corporation                                    1,280            57,101
Sun Microsystems, Inc.*<F5>                           10,750            43,430
SunGard Data
  Systems Inc.*<F5>                                      950            32,775
Sunoco, Inc.                                             200            20,704
SunTrust Banks, Inc.                                   1,250            90,087
SUPERVALU INC.                                           400            13,340
Symantec Corporation*<F5>                              2,300            49,059
Symbol Technologies, Inc.                                750            10,868
Synovus Financial Corp.                                1,050            29,253
Sysco Corporation                                      2,115            75,717
Target Corporation                                     2,945           147,309
TECO Energy, Inc.                                        600             9,408
Tektronix, Inc.                                          300             7,359
Tellabs, Inc.*<F5>                                     1,400            10,220
Temple-Inland Inc.                                       200            14,510
Teradyne, Inc.*<F5>                                      650             9,490
Texas Instruments
  Incorporated                                         5,700           145,293
Textron Inc.                                             500            37,310
Thermo Electron
  Corporation*<F5>                                       500            12,645
Tiffany & Co.                                            500            17,260
Time Warner Inc.*<F5>                                 15,100           265,005
The TJX Companies, Inc.                                1,565            38,546
Torchmark Corporation                                    400            20,880
Toys "R" Us, Inc.*<F5>                                   650            16,744
Transocean Inc.*<F5>                                   1,050            54,033
Tribune Company                                        1,050            41,864
TXU Corp.                                                750            59,722
Tyco International Ltd.                                6,600           223,080
Union Pacific Corporation                                815            56,805
Unisys Corporation*<F5>                                  950             6,707
United Parcel Service,
  Inc. - Class B                                       3,690           268,411
United States Steel
  Corporation                                            400            20,340
United Technologies
  Corporation                                          1,650           167,739
UnitedHealth Group
  Incorporated                                         2,200           209,836
Univision Communications
  Inc. - Class A*<F5>                                  1,050            29,075
Unocal Corporation                                       850            52,436
UnumProvident
  Corporation                                          1,050            17,871
U.S. Bancorp                                           6,100           175,802
UST Inc.                                                 500            25,850
Valero Energy
  Corporation                                            800            58,616
VERITAS Software
  Corporation*<F5>                                     1,350            31,347
Verizon Communications
  Inc.                                                 9,117           323,653
V. F. Corporation                                        400            23,656
Viacom Inc. - Class B                                  5,600           195,048
Visteon Corporation *<F5>                                300             1,713
Vulcan Materials
  Company                                                300            17,049
Wachovia Corporation                                   5,284           269,008
Wal-Mart Stores, Inc.                                 11,700           586,287
Walgreen Co.                                           3,380           150,140
The Walt Disney
  Company                                              6,750           193,927
Washington Mutual, Inc.                                2,895           114,352
Waste Management, Inc.                                 1,850            53,372
Waters Corporation*<F5>                                  400            14,316
Watson Pharmaceuticals,
  Inc.*<F5>                                              400            12,292
WellPoint Inc.*<F5>                                    1,000           125,350
Wells Fargo & Company                                  5,640           337,272
Wendy's
  International, Inc.                                    400            15,616
Weyerhaeuser Company                                     750            51,375
Whirlpool Corporation                                    200            13,546
The Williams
  Companies, Inc.                                      1,900            35,739
Wm. Wrigley Jr. Company                                  790            51,800
Wyeth                                                  6,200           261,516
Xcel Energy, Inc.                                      1,250            21,475
Xerox Corporation*<F5>                                 3,100            46,965
Xilinx, Inc.                                           1,150            33,615
XL Capital Ltd - Class A                                 500            36,185
XTO Energy, Inc.                                       1,200            39,408
Yahoo! Inc.*<F5>                                       4,580           155,262
Yum! Brands, Inc                                         950            49,219
Zimmer Holdings, Inc.*<F5>                               790            61,470
Zions Bancorporation                                     300            20,706
                                                                   -----------
     TOTAL COMMON STOCKS
     (COST $31,819,419)                                             36,223,893
                                                                   -----------

Short-Term                                         Principal
Investments (2.1%)                                    Amount
------------------                                 ---------
FHLB Discount Note,
  04/01/2005, 2.4330%                               $739,000       $   739,000
U.S. Treasury Bill,
  06/23/2005, 2.5506%                                 60,000            59,618
                                                                   -----------
     TOTAL SHORT-TERM INVESTMENT
     (COST $798,618)                                                   798,618
                                                                   -----------

     TOTAL INVESTMENTS - 99.6%
     (COST $32,618,037)                                             37,022,511

     OTHER ASSETS,
     LESS LIABILITIES - 0.4%                                           140,755

     TOTAL NET ASSETS -
     100.0%                                                        $37,163,266
                                                                   -----------
                                                                   -----------

*<F5>  Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SCHEDULE OF FUTURES CONTRACTS
MARCH 31, 2005 (UNAUDITED)

                                                        THE CATHOLIC EQUITY FUND

                                                                    Unrealized
Futures Contracts Purchased                          Contracts    Depreciation
---------------------------                          ---------    ------------
S&P 500 Index Futures
  Contracts Expiring June 2005 (Underlying Face
  Amount at Market Value $295,975)                           1         $(5,863)
S&P 500 Index E-mini Futures
  Contracts Expiring June 2005 (Underlying Face
  Amount at Market Value $591,950)                          10         (13,150)
                                                                      --------
     TOTAL FUTURES CONTRACTS PURCHASED                                $(19,013)
                                                                      --------
                                                                      --------

The accompanying Notes to Financial Statements are an integral part of this schedule.

STATEMENT OF ASSETS & LIABILITIES

                                                      MARCH 31, 2005 (UNAUDITED)

                                                            The Catholic
                                                             Equity Fund
                                                             -----------
ASSETS
------
Investments, at cost                                         $32,618,037
                                                             -----------
Investments, at value                                        $37,022,511
Cash                                                               2,498
Dividend receivable                                               50,941
Receivable for Fund shares sold                                    7,618
Receivable from Adviser                                           36,689
Other assets                                                      73,921
                                                             -----------
     TOTAL ASSETS                                             37,194,178
                                                             -----------
LIABILITIES
-----------
Payable for Fund shares redeemed                                   5,913
Payable to broker                                                  1,125
Accrued expenses and other liabilities                            23,874
                                                             -----------
     TOTAL LIABILITIES                                            30,912
                                                             -----------

NET ASSETS                                                   $37,163,266
                                                             -----------
                                                             -----------
NET ASSETS CONSIST OF:
----------------------
Paid in capital                                              $37,048,054
Undistributed net investment income                              131,080
Undistributed net realized loss on
  investments sold and futures contracts                      (4,401,330)
Net unrealized appreciation (depreciation) on:
     Investments                                               4,404,474
     Futures contracts                                           (19,012)
                                                             -----------
NET ASSETS                                                   $37,163,266
                                                             -----------
                                                             -----------
CLASS A SHARES
--------------
Net assets                                                    $7,894,801
Shares authorized ($0.001 par value)                         100,000,000(1)<F6>
Shares issued and outstanding                                    833,801
Net asset value, redemption price
  and minimum offering price per share                             $9.47
Maximum offering price per share ($9.47/0.96)                      $9.86
CLASS C SHARES
--------------
Net assets                                                    $3,371,368
Shares authorized ($0.001 par value)                         100,000,000(1)<F6>
Shares issued and outstanding                                    356,434
Net asset value and offering price per share                       $9.46
CLASS I SHARES
--------------
Net assets                                                   $25,897,097
Shares authorized ($0.001 par value)                         100,000,000(1)<F6>
Shares issued and outstanding                                  2,733,233
Net asset value, redemption price
  and offering price per share                                     $9.47

(1)<F6> Represents authorized shares of the Fund. Authorized shares are not allotted to the separate classes.

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENT OF OPERATIONS

                             FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

                                                                   The Catholic
                                                                    Equity Fund
                                                                    -----------
INVESTMENT INCOME
-----------------
Dividend income                                                       $423,045
Interest income                                                          3,581
Other income                                                               154
                                                                    ----------
     TOTAL INCOME                                                      426,780
                                                                    ----------
EXPENSES
--------
Investment advisory fees                                                89,030
Transfer agent fees and expenses                                        39,893
Legal fees                                                              38,579
Portfolio accounting fees                                               32,074
Federal and state registration fees                                     17,118
Insurance fees                                                          13,535
Audit fees                                                              10,259
Printing and postage expenses                                            9,646
Custody fees                                                             8,949
Directors' fees and expenses                                             3,589
12b-1 fees - Class A                                                     9,481
12b-1 fees - Class C                                                    12,742
Other                                                                   25,415
                                                                    ----------
     TOTAL EXPENSES                                                    310,310
                                                                    ----------
Less waivers and reimbursements by adviser                            (215,939)
                                                                    ----------
     NET EXPENSES                                                       94,371
                                                                    ----------

NET INVESTMENT INCOME                                                  332,409
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain (loss) on:
    Investments                                                         (4,459)
    Futures contracts                                                   45,555
Net change in unrealized appreciation (depreciation) on:
    Investments                                                      1,907,749
    Futures contracts                                                  (16,397)
                                                                    ----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 1,932,448
                                                                    ----------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $2,264,857
                                                                    ----------
                                                                    ----------

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        THE CATHOLIC EQUITY FUND

                                                          For the Six           For the
                                                          Months Ended         Year Ended
                                                         March 31, 2005      September 30,
                                                          (Unaudited)             2004
                                                         --------------      -------------
OPERATIONS
----------
Net investment income                                         $332,409            $280,007
Net realized gain (loss) on
  investments and futures contracts                             41,096             (55,313)
Net change in unrealized appreciation
  on investments and futures contracts                       1,891,352           3,169,847
                                                           -----------         -----------
     CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                               2,264,857           3,394,541
                                                           -----------         -----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
-------------------------------------
  Distributions from net investment income                     (78,529)            (33,289)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
-------------------------------------
  Distributions from net investment income                     (16,732)            (17,425)
DISTRIBUTIONS TO CLASS I SHAREHOLDERS
-------------------------------------
  Distributions from net investment income                    (313,225)           (165,953)
                                                           -----------         -----------
     CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                            (408,486)           (216,667)
                                                           -----------         -----------

CAPITAL SHARE TRANSACTIONS
--------------------------
Proceeds from shareholder purchases                          3,462,505           3,964,509
Net asset value of shares issued to shareholders
  in payment of distributions declared                         396,621             211,562
Cost of shares redeemed                                       (582,987)         (1,563,341)
                                                           -----------         -----------
     CHANGE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS                                      3,276,139           2,612,730
                                                           -----------         -----------
     CHANGE IN NET ASSETS                                   $5,132,510          $5,790,604
                                                           -----------         -----------
NET ASSETS, BEGINNING OF PERIOD                            $32,030,756         $26,240,152
                                                           -----------         -----------
NET ASSETS, END OF PERIOD                                  $37,163,266         $32,030,756
                                                           -----------         -----------
                                                           -----------         -----------
UNDISTRIBUTED NET INVESTMENT INCOME                           $131,080            $204,866
                                                           -----------         -----------
                                                           -----------         -----------

The accompanying Notes to Financial Statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS

                                              THE CATHOLIC EQUITY FUND - CLASS A

                                     For the Six
                                    Months Ended                          For the Year Ended September 30,
                                March 31, 2005(3)<F9> -----------------------------------------------------------------------
                                     (Unaudited)      2004(3)<F9>    2003(3)<F9>    2002(3)<F9>    2001(3)<F9>    2000(3)<F9>
                                --------------------- -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE,
BEGINNING OF PERIOD                     $8.95             $7.99          $6.48          $8.43         $10.95          $9.69
                                        -----             -----          -----          -----         ------          -----
Net investment income (loss)             0.08              0.08           0.04           0.06          (0.04)(2)<F8>  (0.03)(2)<F8>
Net realized and unrealized
  gain (loss) on investments             0.54              0.93           1.49          (1.83)         (2.45)          1.31
                                        -----             -----          -----          -----         ------          -----
     TOTAL FROM
     INVESTMENT OPERATIONS               0.62              1.01           1.53          (1.77)         (2.49)          1.28
                                        -----             -----          -----          -----         ------          -----

Distributions from net
  investment income                     (0.10)            (0.05)         (0.02)            --             --             --
Distributions from net
  realized gain                            --                --             --          (0.18)         (0.03)         (0.02)
                                        -----             -----          -----          -----         ------          -----
     TOTAL DISTRIBUTIONS                (0.10)            (0.05)         (0.02)         (0.18)         (0.03)         (0.02)
                                        -----             -----          -----          -----         ------          -----

NET ASSET VALUE,
  END OF PERIOD                         $9.47             $8.95          $7.99          $6.48          $8.43         $10.95
                                        -----             -----          -----          -----          -----          -----
                                        -----             -----          -----          -----          -----          -----

Total return(1)<F7>                     6.88%            12.70%         23.71%       (21.65)%       (22.81)%         13.16%

RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period          $7,894,801        $6,868,111     $4,683,756     $2,865,775     $4,525,315     $4,671,129
Ratio of expenses to
  average net assets:
     Before expense waivers
       and reimbursements(6)<F12>       1.87%             1.94%          2.44%          2.48%          3.05%          3.31%
     After expense waivers
       and reimbursements(6)<F12>       0.68%(7)<F13>     0.95%          0.95%          1.23%          1.75%          1.75%
Ratio of net investment income
  (loss) to average net assets:
     Before expense waivers
       and reimbursements(6)<F12>       0.00%           (0.22)%        (0.66)%        (0.94)%        (1.75)%        (1.89)%
     After expense waivers
       and reimbursements(6)<F12>       1.19%             0.77%          0.83%          0.31%        (0.45)%        (0.33)%
Portfolio turnover rate                 2.59%             1.88%          9.46%(4)      31.23%(5)      39.17%         28.78%
                                                                             <F10>          <F11>

(1)<F7>   Based on net asset value, which does not reflect the sales charge.
(2)<F8> Per share net investment loss has been calculated prior to tax adjustments.
(3)<F9> Information for the periods ended September 30, 2000, 2001 and October 1, 2001 through April 2, 2002 reflect the operations of The Catholic Disciplined Capital Appreciation Fund. Information for the period April 3, 2002 through March 31, 2005 reflects the operations of The Catholic Equity Fund. (Note 1)
(4)<F10> Portfolio turnover rate excludes purchases and sales from merger of The Catholic Values Investment Trust and The Catholic Equity Fund.
(5)<F11> Portfolio turnover reflects the operations of the Catholic Equity Fund for the period April 3, 2002 through September 30, 2002.
(6)<F12>  Computed on an annualized basis.
(7)<F13> On November 15, 2004, the adviser voluntarily increased its expense reimbursements and fee waivers to the Fund, thereby decreasing its expense ratio from 0.95% to 0.60%.

The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS C

                                                 For the Six                For the Year Ended                 For the
                                                 Months Ended                 September 30,                  Period Ended
                                                March 31, 2005           ------------------------           September 30,
                                                 (Unaudited)             2004                2003            2002(1)<F14>
                                                --------------           ----                ----           -------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $8.90               $7.96               $6.48               $8.92
                                                     -----               -----               -----               -----

Net investment income                                 0.07                0.05                0.04                0.01
Net realized and unrealized
  gain (loss) on investments                          0.54                0.94                1.48               (2.45)
                                                     -----               -----               -----               -----
     TOTAL FROM INVESTMENT OPERATIONS                 0.61                0.99                1.52               (2.44)
                                                     -----               -----               -----               -----

Distributions from net investment income             (0.05)              (0.05)              (0.04)                 --
                                                     -----               -----               -----               -----
     TOTAL DISTRIBUTIONS                             (0.05)              (0.05)              (0.04)                 --
                                                     -----               -----               -----               -----

NET ASSET VALUE, END OF PERIOD                       $9.46               $8.90               $7.96               $6.48
                                                     -----               -----               -----               -----
                                                     -----               -----               -----               -----

Total return(2)<F15>                                 6.69%              12.39%              23.69%            (27.47)%(3)<F16>

RATIOS TO AVERAGE NET ASSETS
Net assets, end of period                       $3,371,368          $3,344,454          $3,016,387              $3,432
Ratio of expenses to
  average net assets:
     Before expense waivers
       and reimbursements(4)<F17>                    2.37%               2.44%               2.94%               3.71%
     After expense waivers
       and reimbursements(4)<F17>                    0.93%(6)<F19>       1.20%               1.20%               1.20%
Ratio of net investment income
  (loss) to average net assets:
     Before expense waivers
       and reimbursements(4)<F17>                  (0.63)%             (0.72)%             (1.16)%             (1.84)%
     After expense waivers
       and reimbursements(4)<F17>                    0.81%               0.52%               0.58%               0.67%
Portfolio turnover rate                              2.59%               1.88%               9.46%(5)<F18>      31.23%(3)<F16>

(1)<F14> Reflects operations for the period from April 9, 2002 (commencement of operation), to September 30, 2002. (Note 1)
(2)<F15> Based on net asset value, which does not reflect the contingent deferred sales charge.
(3)<F16>  Not annualized.
(4)<F17>  Computed on an annualized basis.
(5)<F18> Portfolio turnover rate excludes purchases and sales from the merger of The Catholic Values Investment Trust and The Catholic Equity Fund.
(6)<F19> On November 15, 2004, the adviser voluntarily increased its expense reimbursements and fee waivers to the Fund, thereby decreasing its expense ratio from 1.20% to 0.85%.

The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS I

                                                 For the Six                For the Year Ended                 For the
                                                 Months Ended                 September 30,                  Period Ended
                                                March 31, 2005           ------------------------           September 30,
                                                 (Unaudited)             2004                2003            2002(1)<F20>
                                                --------------           ----                ----           -------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $8.96               $8.00               $6.49               $9.02
                                                     -----               -----               -----               -----

Net investment income                                 0.09                0.09                0.07                0.02
Net realized and unrealized
  gain (loss) on investments                          0.54                0.94                1.49               (2.55)
                                                     -----               -----               -----               -----
     TOTAL FROM INVESTMENT OPERATIONS                 0.63                1.03                1.56               (2.53)
                                                     -----               -----               -----               -----

Distributions from net investment income             (0.12)              (0.07)              (0.05)                 --
                                                     -----               -----               -----               -----
     TOTAL DISTRIBUTIONS                             (0.12)              (0.07)              (0.05)                 --
                                                     -----               -----               -----               -----

NET ASSET VALUE, END OF PERIOD                       $9.47               $8.96               $8.00               $6.49
                                                     -----               -----               -----               -----
                                                     -----               -----               -----               -----

Total return                                         6.99%              12.89%              24.19%            (28.05)%(2)<F21>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period                      $25,897,097         $21,818,191         $18,540,009          $9,831,101
Ratio of expenses to
  average net assets:
     Before expense waivers
       and reimbursements(3)<F22>                    1.62%               1.69%               2.19%               2.55%
     After expense waivers
       and reimbursements(3)<F22>                    0.43%(5)<F24>       0.70%               0.70%               0.70%
Ratio of net investment income
  (loss) to average net assets:
     Before expense waivers
       and reimbursements(3)<F22>                  (0.60)%               0.03%             (0.41)%             (0.82)%
     After expense waivers
       and reimbursements(3)<F22>                    0.59%               1.02%               1.08%               1.03%
Portfolio turnover rate                              2.59%               1.88%               9.46%(4)<F23>      31.23%(2)<F21>

(1)<F20> Reflects operations for the period from April 3, 2002 (commencement of operations), to September 30, 2002.(Note 1)
(2)<F21>  Not annualized.
(3)<F22>  Computed on an annualized basis.
(4)<F23> Portfolio turnover rate excludes purchases and sales from the merger of The Catholic Values Investment Trust and The Catholic Equity Fund.
(5)<F24> On November 15, 2004, the adviser voluntarily increased its expense reimbursements and fee waivers to the Fund, thereby decreasing its expense ratio from 0.70% to 0.35%.

The accompanying Notes to Financial Statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS

                                                      MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION
---------------

The Catholic Funds, Inc. (the "Company") was incorporated on December 16, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of one diversified series, the Catholic Equity Fund (the "Fund"). At the close of business on April 2, 2002, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of the Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds. The Catholic Disciplined Capital Appreciation Fund ("Disciplined Capital Appreciation Fund") was deemed to be the accounting survivor of the reorganization. In 2002, the Company designated three classes of Fund shares:
Class A, Class C and Class I. The three classes differ principally in their respective distribution expenses and arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. All outstanding shares of the Disciplined Capital Appreciation Fund were redesignated as Class A shares effective on March 25, 2002.

Class A shares are subject to an initial maximum sales charge of 4.00% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund's prospectus. Class C shares became effective on March 25, 2002 and commenced operations on April 9, 2002. Class C shares are subject to a contingent deferred sales charge ("CDSC") for redemptions made within one year of purchase, in accordance with the Fund's prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Class I shares became effective on March 25, 2002 and commenced operations on April 3, 2002. Class I shares are no-load shares. The Fund is managed by Catholic Financial Services Corporation (the "Adviser"). At the close of business on May 22, 2003, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Values Investment Trust Equity Fund ("CVIT"). (See Note 6)

2. SIGNIFICANT ACCOUNTING POLICIES
----------------------------------

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (i.e., GAAP).

A) INVESTMENT VALUATION

Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on the national securities exchange are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the latest bid prices. Securities traded on only over-the-counter markets other than NASDAQ are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund's Adviser. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

Securities not currently traded or those for which the NOCP, last sales price or bid price, as the case may be, is deemed unreliable are valued at fair value as determined in good faith under procedures approved by the Board of Directors.
If the event occurs that will affect the value of a Fund's portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

B) STOCK INDEX FUTURES CONTRACTS

The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The Fund's exposure on a futures contract is equal to the amount paid for the contract by the Fund.

C) FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been recorded.

D) DISTRIBUTIONS TO SHAREHOLDERS

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the six months ended March 31, 2005 and the fiscal year ended September 30, 2004 were as follows:

                                                 Equity Fund
                                   ---------------------------------------
                                     For the Six             For the
                                    Months Ended            Year Ended
                                   March 31, 2005       September 30, 2004
                                   --------------       ------------------
Ordinary Income                       $408,486               $216,667
Long-term Capital Gains                     --                     --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis of reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

As of September 30, 2004, the Fund had net capital loss carryforwards of $3,741,039 that expire in varying amounts through 2012. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards, subject to certain IRS limitations. As of September 30, 2004, the Fund had post-October losses of $48,500, which are not recognized for tax purposes until the first day of the following fiscal year.

As of September 30, 2004, the components of capital on a tax basis were as follows:

                                                                Equity Fund
                                                                -----------
Cost of investments                                             $29,753,001
                                                                -----------
                                                                -----------
Gross unrealized appreciation                                   $ 4,944,116
Gross unrealized depreciation                                    (3,100,076)
                                                                -----------
Net unrealized appreciation/depreciation                        $ 1,844,040
                                                                -----------
                                                                -----------
Undistributed ordinary income                                   $   204,339
Undistributed long-term capital gain                                     --
                                                                -----------
Total distributable earnings                                    $   204,339
                                                                -----------
                                                                -----------
Other accumulated gains/losses                                  $(3,789,538)
                                                                -----------
Total accumulated earnings/losses                               $(1,741,159)
                                                                -----------
                                                                -----------

The fund designates 100% of dividends declared from net investment income during the fiscal year ended September 30, 2004 as qualified income under Jobs and Growth Tax Relief Reconciliation Act of 2003 (unaudited).

For corporate shareholders in the Fund, the percentage of ordinary dividend income distributed for the year ended September 30, 2004, which is designated as qualifying for the dividends-received deduction, is 100% (unaudited).

E) EXPENSES

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to any class of shares of the Equity Fund are allocated between each class' respective net assets when appropriate. Fees paid under the Distribution Plan (the "Plan") are borne by the specific class of shares of the Equity Fund to which the Distribution Plan applies.

F) OTHER

For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
----------------------------------------------------------------

The Fund has entered into an agreement with the Adviser, with whom certain Officers and Directors of the Fund are affiliated, to furnish investment advisory services to the Fund. The terms of the agreement are as follows:

The Fund pays the Adviser a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. Pursuant to an expense cap agreement, the Adviser has agreed to waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.60%, 0.85% and 0.35% of the average daily net assets of the Fund - Class A, Class C and Class I shares, respectively. The expense cap agreement terminates on September 30, 2005, unless extended by the parties.

The Adviser has entered into a sub-advisory agreement with Mellon Equity Associates, LLP ("Mellon"). The annual rates of the fees, payable from fees paid to the Adviser, as a percent of average daily net assets under the sub-advisory agreement is as follows: 0.12% on the first $50 million; 0.06% of the Fund's average daily net assets in excess of $50 million.

For the six months ended March 31, 2005, expenses of $215,939 were reimbursed by the Adviser for the Fund. The Adviser may terminate the waiver and expense reimbursement after September 30, 2005.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Company to use annually 0.25% and 0.75% of its net assets for the Fund - Class A and Class C, respectively, computed on a daily basis, to finance certain activities relating to the distribution of its shares to investors. For the six months ended March 31, 2005, 12b-1 distribution expenses of $9,481 and $12,742 were paid from Class A and Class C, respectively. These expenses were remitted to the Adviser, who also acts as distributor for the shares of each Fund. The Adviser also received sales charges from the sale of Class A shares of $17,377 for the six months ended March 31, 2005. There were no contingent deferred sales charges paid to the Adviser for the redemption of Class C shares during the six months ended March 31, 2005. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4. CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Fund was as follows:

THE CATHOLIC EQUITY FUND - CLASS A SHARES

                                         For the Six Months Ended         For the Year Ended
                                              March 31, 2005              September 30, 2004
                                         ------------------------       -----------------------
                                           Amount         Shares        Amount          Shares
                                           ------         ------        ------          ------
Shares sold                               $819,434         87,544     $2,062,903        232,281
Shares issued to holders in
  reinvestment of distributions             72,993          7,517         32,372          3,658
Shares redeemed                           (271,890)       (28,798)      (485,188)       (54,555)
                                          --------        -------     ----------        -------
     NET INCREASE                         $620,537         66,263     $1,610,087        181,384
                                          --------        -------     ----------        -------
                                          --------        -------     ----------        -------

THE CATHOLIC EQUITY FUND - CLASS C SHARES

                                         For the Six Months Ended         For the Year Ended
                                              March 31, 2005              September 30, 2004
                                         ------------------------       -----------------------
                                           Amount         Shares        Amount          Shares
                                           ------         ------        ------          ------
Shares sold                               $113,156          8,298       $605,925         69,231
Shares issued to holders in
  reinvestment of distributions             15,991          1,649         16,727          1,896
Shares redeemed                           (304,097)       (29,174)      (649,619)       (74,463)
                                         ---------        -------       --------        -------
     NET INCREASE                        $(174,950)       (19,227)      $(26,967)        (3,336)
                                         ---------        -------       --------        -------
                                         ---------        -------       --------        -------

THE CATHOLIC EQUITY FUND - CLASS I SHARES

                                         For the Six Months Ended         For the Year Ended
                                              March 31, 2005              September 30, 2004
                                         ------------------------       -----------------------
                                           Amount         Shares        Amount          Shares
                                           ------         ------        ------          ------
Shares sold                             $2,529,915        267,810     $1,295,680        148,768
Shares issued to holders in
  reinvestment of distributions            307,636         31,682        162,463         18,357
Shares redeemed                             (7,000)          (733)      (428,534)       (50,748)
                                        ----------        -------     ----------        -------
     NET INCREASE                       $2,830,551        298,759     $1,029,609        116,377
                                        ----------        -------     ----------        -------
                                        ----------        -------     ----------        -------

5. INVESTMENT TRANSACTIONS
--------------------------

The aggregate purchases and sales of securities, excluding short-term investments for The Catholic Equity Fund, for the six months ended March 31, 2005 were $3,661,030 and $905,590, respectively. There were no purchases and sales of U.S. government securities for the Fund.

Transactions in future contracts for the six months ended March 31, 2005 were as follows:

                                                       Equity Fund
                                            --------------------------------
                                            Number of       Aggregate Face
                                            Contracts     Value of Contracts
                                            ---------     ------------------
Outstanding at beginning of year                 5           $   504,320
Contracts opened                                26             2,032,837
Contracts closed                               (20)           (1,630,220)
                                               ---           -----------
Outstanding at end of period                    11           $   906,937
                                               ---           -----------
                                               ---           -----------

6. GUARANTEES AND INDEMNIFICATIONS
----------------------------------

In the normal course of business, the Fund enters into contracts with the service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

At its meeting on February 15, 2005, the Board of Directors, including the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Fund or of CFSC (the "Independent Directors"), with the exception of one Independent Director who was absent from the meeting, voted to reapprove the current investment advisory agreement between the Fund and CFSC (the "Advisory Agreement") and the current subadvisory agreement among the Fund, CFSC and Mellon Equity Associates, LLP ("Mellon") (the "Subadvisory Agreement"). In connection with its reapproval of the Advisory and Subadvisory Agreements, the Board considered the following factors:

     o The nature, extent and quality of the services provided by CFSC and Mellon;

     o The investment performance of the Fund both on an absolute basis and on a relative basis in comparison to its peers; and

     o The reasonableness of the cost of the services provided by CFSC and Mellon.

Because of its relatively small size and historic slow growth, the Board did not deem it relevant at this time to consider economies of scale that might be realized at a substantially greater asset size, nor did it consider appropriate fee breakpoint levels which would reflect such economies of scale.

In connection with the Advisory and Subadvisory Agreement renewal process under-taken at a February 1, 2005 meeting of the Governance and Contracts Committee of the Board (the "Contracts Committee"), which consists of Mr. Conrad Sobczak (Chair), Mr. Thomas Bausch and Mr. Daniel Doucette, each an Independent Director, the Contracts Committee reviewed information it previously had requested from management of CFSC addressing the factors listed above. This information included: (i) reports prepared by US Bancorp Fund Services, LLC, the Fund's Administrative Services Agent (the "Fund Administrator"), which compared the advisory fees, the total operating expenses and the performance of the Fund to a peer group of S&P 500 Index funds; (ii) financial statements of CFSC, including profit and loss statements; (iii) information regarding the types of services furnished to the Fund by CFSC and Mellon; (iv) summaries of compliance systems and procedures maintained by CFSC and Mellon and reports on their compliance with those systems and procedures, including especially business codes of conduct and codes of ethics; and (v) other performance, expense and related information prepared by management of the Fund. The Contracts Committee and the Board also received a memorandum from Fund legal counsel summarizing the responsibilities of the Board and the Independent Directors under the Investment Company Act of 1940 in reviewing advisory contracts.

In addition, the Contracts Committee authorized and directed management to engage in discussions to ascertain whether subadvisory services could be obtained from another quality, experienced investment advisory firm for a lower fee. At the end of that process, management was unable to finalize an agreement with another subadviser on terms more favorable than those offered by Mellon and acceptable to the Board.

NATURE, EXTENT AND QUALITY OF SERVICES -- At each quarterly meeting of the Board
--------------------------------------
of Directors, management presents information describing the services furnished to the Fund by CFSC and Mellon under the Advisory and Subadvisory Agreements, including reports on the investment management, portfolio trading and compliance functions they perform. The Board also receives reports at each of its quarterly meetings from the Fund's Chief Compliance Officer in private sessions in which the officers of the Fund and the Directors who are interested persons of CFSC do not participate. At least annually, the Board meets either in person or by conference telephone with investment personnel of Mellon responsible for managing the day-to-day investments of the Fund. These latter meetings give the Board an opportunity to evaluate the abilities and experience of these personnel and the quality of the services they provide to the Fund.

During the course of the year, management also reviewed with the Board existing, enhanced and new compliance systems and procedures designed to assure regulatory compliance by CFSC in connection with its provision of management and administrative services to the Fund, and reviewed oversight functions implemented by CFSC to monitor and assure regulatory compliance by the Fund's other service providers, including Mellon. Management also reviewed with the Board the compliance systems and procedures maintained by Mellon, and the Board determined that both CFSC and Mellon have strong compliance systems, practices and cultures. The Fund's Chief Compliance Officer quarterly reports to the Board on any and all compliance issues that arise during the relevant quarter. These reports have confirmed the Board's assessment of the strong compliance focus of CFSC and Mellon. The Board considered the importance of these compliance and oversight functions to the successful operation of the Fund, and expressed satisfaction with the quality of service provided by the Fund's service providers in this regard.

Management also reviewed with the Board its commitment to the Fund, as demonstrated by the continuing financial subsidy that CFSC provides to the Fund in order to keep its expense ratios in line with its peers. In this regard, the Board noted in particular that CFSC had increased, on November 14, 2004, the amount of its fee waivers and expense reimbursements to the Fund so as to reduce the Fund's overall operating expense ratio on each Class of shares.

The Board views these actions, reports and information as significant factors in approving the current Advisory and Subadvisory Agreements, as they demonstrate the commitment of CFSC and Mellon to provide the Fund with comprehensive, quality service and competitive investment performance.

INVESTMENT PERFORMANCE -- The Contracts Committee requested and carefully
----------------------
reviewed the comparative performance information prepared by management and the Fund Administrator described above. The information showed that, since April 3, 2002 when the Fund adopted the investment objective to replicate the performance of the S&P 500 Index and Mellon assumed responsibility for the day-to-day management of the Fund's assets, the Fund's performance, before expenses, has closely tracked the performance of the S&P 500 Index. The Board noted that Mellon achieved this tight correlation notwithstanding the Fund's exclusion of certain index companies which fail the Fund's abortion screen. The Board concluded that the performance of the Fund was satisfactory compared to the performance of the S&P 500 Index and compared to a peer group of S&P 500 Index funds.

COST OF SERVICES -- The Contracts Committee and the Board also reviewed
----------------
information prepared by the Fund Administrator comparing the Fund's contractual advisory fees with a peer group of funds, and comparing the Fund's overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement. The Contracts Committee and the Board also reviewed information regarding expenses presented by management, which showed that overall expenses of the Fund as a percentage of net assets have declined substantially since the Fund's inception on September 30, 1999, and continue to show improvement. Based on this information, the Board concluded that the Fund's expenses are in line with its peers, and that management of CFSC is doing a credible job of effectively managing expenses, notwithstanding that the Fund's small size presents challenges given the lack of the ability to spread fixed costs and minimum fees, such as fund accounting fees, auditing fees, legal fees, transfer agent fees, custody fees, etc., over a larger base of assets.

The Contracts Committee and the Board also reviewed CFSC's Profit and Loss Statement for calendar years 2003 and 2004, noting that CFSC had operating losses of approximately $1.0 million in each of those years, and is projecting an operating loss in 2005, albeit somewhat smaller. CFSC's fee waivers and expense reimbursements resulted in costs to CFSC of approximately $350,000 in each of those years. Based on this and other information provided by management, the Board concluded that CFSC's financial commitment to the Fund and its operations to date is exemplary. Furthermore, based on other information provided by management of CFSC, the Board concluded that CFSC continues to maintain a healthy capital position and has capital resources sufficient to enable it to continue to financially support the Fund's growth and operations.

Based on the factors discussed above, the Contracts Committee recommended continuation of the Advisory and Subadvisory Agreements, and the Board, including all of the Independent Directors present at the meeting, approved continuation of the Advisory and Subadvisory Agreements; one Independent Director was unable to participate in the meeting.

                      A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for The Catholic Funds, Inc., the matters discussed in these reports may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser, subadviser and/or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to general risks described for the Fund in the current prospectus, other factors bearing on these reports include the accuracy of the forecasts and predictions and the appropriateness of the investment strategies designed by the adviser, any subadviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

BOARD OF DIRECTORS
------------------
Daniel Steininger
Chairman of the Board
Thomas Bausch
J. Michael Borden
Daniel Doucette
Allan Lorge
Thomas Munninghoff
Conrad Sobczak

OFFICERS
--------
Theodore Zimmer, President
Allan Lorge
Vice President, Secretary and
  Chief Financial Officer
Russell Kafka, Treasurer
John Koth, Chief Compliance Officer

INVESTMENT ADVISER
------------------
Catholic Financial Services Corporation
1100 West Wells Street
Milwaukee, WI  53233

SUBADVISER
----------
Mellon Equity Associates, LLP
500 Grant St., Suite 4200
Pittsburgh, PA  15258

LEGAL COUNSEL
-------------
Quarles & Brady LLP

CUSTODIAN
---------
U.S. Bank, N.A.

TRANSFER AGENT
--------------
U.S. Bancorp Fund Services, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------
PricewaterhouseCoopers LLP

SHAREHOLDER SERVICES
--------------------
The Catholic Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 710
Milwaukee, WI  53201-0701

THE CATHOLIC
FRATERNAL ALLIANCE
------------------
Catholic Knights
Daniel Steininger, President
1100 West Wells Street
Milwaukee, WI  53233

Catholic Order of Foresters
David E. Huber, High Chief Ranger
355 Shuman Boulevard
P.O. Box 3012
Naperville, IL  60566-7012

Catholic Knights of America
John Kenawell, President
3525 Hampton Avenue
St.  Louis, MO  63139-1980

Catholic Union of Texas (The KJT)
Elo J. Goerig, President
P.O. Box 297
LaGrange, TX  78945

 The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge upon request by calling 1-877-222-2402.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-222-2402, on the Fund's website, www.catholicfunds.com, or on the SEC's website, at www.sec.gov. Information
  ---------------------                              -----------
regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the Fund's website and on the SEC's website.

 Beginning with the Fund's first and third quarters ending after July 9, 2004, the Fund will file a complete schedule of portfolio holdings with the SEC on
   Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-877-222-2402, on the Fund's website and on the SEC's website.

   This report is intended for shareholders of The Catholic Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Catholic Church has not sponsored or endorsed The Catholic Funds nor approved or  disapproved of the Funds as an investment.

                 (CATHOLIC FINANCIAL SERVICES CORPORATION LOGO)
                        GIVING VOICE TO CATHOLIC VALUES

                  1100 West Wells Street o Milwaukee, WI 53233
                                 1-414-278-6550
                              Member NASD and SIPC
              The Catholic Funds are not available in all states.

ITEM 2.  CODE OF ETHICS

     Not required in Semi-Annual Reports on Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     Not required in Semi-Annual Reports on Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not required in Semi-Annual Reports on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this Registrant, insofar as the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  SCHEDULE OF INVESTMENTS

     The Schedule of Investments in securities of unaffiliated issuers is provided in the Registrant's Semi-Annual Report to Shareholders dated as of March 31, 2005 provided under Item 1 of this Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITIES HOLDERS

     The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the Registrant's Board of Directors adopted the resolution disclosed in the Registrant's semi-annual report on Form N-CSR for the period ended March 31, 2004.

ITEM 11.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  Within 90 days prior to the
          ----------------------------------
filing of this report on Form N-CSR, the Registrant's President (Principal Executive Officer) and its Chief Financial Officer (Principal Financial Officer) reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, such officers determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the Registrant in this report on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

     (b)  Change in Internal Controls.  There were no changes in the
          ---------------------------
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.         DESCRIPTION OF EXHIBIT
-----------         ----------------------

12(a)(1) The Code of Ethics for the Registrant's Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officers referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant's Certified Shareholder Report on Form N-CSR filed on December 2, 2003, and is incorporated herein by reference.

12(a)(2)(A)         Certification of Principal Executive Officer
                    Required by Section 302 of the Sarbanes-Oxley Act of
                    2002 is filed herewith

12(a)(2)(B)         Certification of Principal Financial Officer
                    Required by Section 302 of the Sarbanes-Oxley Act of
                    2002 is filed herewith

12(b) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 1st day of June, 2005.

                                   THE CATHOLIC FUNDS, INC.

                                   By:  /s/  Theodore F. Zimmer
                                        -----------------------------
                                        Theodore F. Zimmer, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 1st day of June, 2005.

                                   By:  /s/  Theodore F. Zimmer
                                        -----------------------------
                                        Theodore F. Zimmer, President
                                        (Principal Executive Officer)

                                   By:  /s/  Allan G. Lorge
                                        ------------------------------
                                        Allan G. Lorge, Vice President,
                                        Secretary and Chief Financial Officer
                                        (Principal Financial Officer)